Putnam
Income
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Fixed-income investors continued to enjoy a strong market environment as the flight of equity investors to the relative safety of bonds pushed bond values higher in the wake of a broad stock market decline. Shareholders of Putnam Income Fund were among the beneficiaries as the fund turned in positive results for the semiannual period ended April 30, 2001.

The fund's widely diversified portfolio also benefited from the strong performance of its lower-rated holdings as the high-yield bond market responded favorably to indications that the U.S. economy would be able to avoid a recession, especially in the aftermath of the Federal Reserve Board's aggressive series of reductions in short-term interest rates.

In the following report, Fund Manager James Prusko and the Core
Fixed-Income Team review the fund's performance and strategy during the semiannual period and discuss prospects for the second half of fiscal 2001.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
June 20, 2001

REPORT FROM FUND MANAGEMENT

James M. Prusko and the
Core Fixed-Income Team

During the semiannual period ended April 30, 2001, Putnam Income Fund benefited from a strong bond market, fueled by aggressive interest rate cuts by the U.S. Federal Reserve Board and a well-diversified portfolio. The fund also benefited from strength in several bond sectors and active sector management decisions by your portfolio management team. The bond market generally rallied during the period as a result of continued volatility in the equity markets and the unprecedented speed with which the Fed has cut interest rates to try to prevent a recession. Your fund was well positioned to take advantage of these highly favorable conditions and turned in a solid performance for the six-month period.

Total return for 6 months ended 4/30/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   6.02%   1.04%    5.82%   0.82%    5.82%   4.82%    5.96%   2.52%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* SEMIANNUAL PERIOD MARKED BY DRAMATIC SHIFT IN EARLY JANUARY 2001

This reporting period was characterized by a significant turning point at the start of the New Year. In the final two months of 2000, Treasury bonds had been performing well, benefiting from volatility in the equity markets and a flight to quality. The other sectors -- including corporate investment-grade, mortgage-backed securities and high-yield -- underperformed by comparison, as investors remained unclear about the strength of the economy and the Federal Reserve Board's willingness to lower rates to stem a recession. While the Fed admitted to a bias change in December, the particulars of its commitment to easing remained uncertain. On the whole, however, the absolute returns of bonds in every sector except for high yield remained solid in November and December, especially in comparison to the turbulent equity markets.



[GRAPHIC OMITTED: horizontal bar chart BOND MARKET PERFORMANCE BY SECTOR]

BOND MARKET PERFORMANCE BY SECTOR*

Comparison of total returns, 10/31/00-4/30/01

Credit Suisse
First Boston (CSFB)
High Yield Index               1.8%

Lehman Brothers
Mortgage-Backed
Securities Index               6.1%

Lehman Brothers
Corporate Bond Index           7.3%

Lehman Brothers
Long-term
Treasury Bond Index            4.1%

Footnote reads:
*Based on net assets as of 4/30/01. Holdings will vary over time.

Then came January 3rd, when the Fed surprised everyone with a dramatic 0.50% rate cut. This was followed by another 0.50% cut at the Fed's scheduled meeting later that month. These two cuts, totaling a full percentage point, signified the Fed's largest one-month rate cut ever, and the bond market rallied accordingly. In particular, the long beaten-down high-yield bond sector sprang back to life, posting returns in excess of 6% for January alone (as measured by the J.P. Morgan High Yield Index). All other sectors of the bond market rallied as well, producing solid returns for the fund. While returns in February, March, and April were not nearly as strong as they were in January, two additional 0.50% Fed rate cuts in March and April helped bonds across all sectors to post solid performance for the year-to-date period through April 30, 2001. All in all, the six-month period was a good one for the bond market, and the fund's performance reflected this favorable environment.

The Fed's actions in 2001 deserve some attention, as two of the four rate cuts occurred outside of the Board's normal meeting schedule. These unscheduled cuts mark a significant change from the past, in which the Fed typically would ease only at scheduled meetings, and their occurrence accounts for a major shift among bond investors towards a more optimistic view on the economy than existed at the beginning of the year.


[GRAPHIC OMITTED: horizontal bar chart CHANGES IN PORTFOLIO COMPOSITION]

CHANGES IN PORTFOLIO COMPOSITION*

                                   10/31/2000        4/30/2001

Corporate bonds
and notes                            43.6%             29.3%

U.S. government
and agency
obligations                          32.7%             65.1%

Collateralized
mortgage
obligations                          18.2%             14.6%

Short-term
investments                           0.8%              6.8%

Other                                 3.6%              2.2%

Footnote reads:
*Based on total net assets as of indicated dates. Holdings will vary over time.

* BB-RATED HOLDINGS PROVIDED A PERFORMANCE BOOST

The fund's relative performance during the period was helped by its sector positioning -- especially its allocation to BB-rated bonds in the high yield sector. At the end of last year, the mood in the marketplace was somber, and the fund was positioned fairly aggressively, reflecting our belief that the economic outlook was not as dire as portrayed by the media. As a result, when the market turned sharply in 2001, the fund was poised to benefit. While the lower-rated portion of the high-yield market continued to be hurt by ongoing problems in the beleaguered technology and telecommunications sectors, the BB-rated portion of the market, which includes older industrial companies, fared well. Since the fund's high-yield holdings were primarily invested in BB-rated bonds, it benefited correspondingly. In fact, BB-rated bonds have outperformed both the overall high-yield market and 5-year Treasuries in the first four months of this year.

A good example of one of the fund's BB-rated issues is Conseco, which has experienced a turnaround since CEO Gary Wendt joined the firm from General Electric. Conseco, a life insurance and financial services company, has seen great improvement in its earnings and business prospects since Mr. Wendt joined last year. We have held Conseco bonds in the portfolio throughout the semiannual period, and they have performed well in response to the firm's improving condition.

* DURATION AND DIVERSIFICATION STRATEGIES WERE ALSO HELPFUL TO PERFORMANCE

Putnam Income Fund is highly diversified. In addition to corporate high-yield and corporate investment-grade securities, the fund invests in a variety of other high-quality bonds, including Treasuries, mortgage-backed securities (MBSs), asset-backed securities, and collateralized mortgage obligations (CMOs). These sectors performed reasonably well, rising with the general market, but on balance did not contribute to any significant outperformance or underperformance of the fund's peer group.

"After watching their stocks sink while bonds soared, investors who bet big on equities are wishing they'd diversified. [The] numbers should serve as a reminder that diversification is not some fuddy-duddy investment clich."

-- Smartmoney magazine, June 2001

The fund's duration, a measure of sensitivity to interest-rate changes shown in years, was essentially neutral over the period. The longer a fund's duration (higher number of years), the more sensitive it will be to interest rate moves. We made some tactical changes in duration, such as moving from a slightly longer duration in the first three months of 2001 -- which helped performance as the market rallied -- to a more neutral stance by the end of the period. Our rationale is that we believe it is likely the Fed is nearing an end to its easing cycle, with one or perhaps two more cuts to come.

* FAVORABLE ENVIRONMENT FOR BONDS SHOULD CONTINUE

Our view of the economy for the next 12 months is that it will be weak, but not recessionary. The general perception in January was that a recession was likely, if not a sure thing. We disagreed with that forecast, and the first quarter's 2% growth turned out to be even stronger than we had anticipated. While that report was later revised downward to a 1.3% rate, it was still above the 1% rate reported for the fourth quarter of 2000. We don't expect growth to surge in the near term, but we believe it is probable that the economy will grow at a slow to moderate pace in the second half of 2001. We are also not expecting any significant increase in inflation. As a result, this contained growth with continued low inflation should provide a favorable backdrop for performance in the fixed-income markets.

Given this backdrop, we will continue to seek value in the non-Treasury sectors, such as MBSs, BB-rated high-yield bonds, and corporate investment-grade securities. Of course, we will monitor developments as they occur and make adjustments to the portfolio's weightings accordingly.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/01, there is no guarantee the fund will continue to hold these securities in the future.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Income Fund is designed for investors seeking high current income consistent with prudent risk, mainly through fixed-income securities.

TOTAL RETURN FOR PERIODS ENDED 4/30/01

                     Class A         Class B         Class C         Class M
(inception dates)   (11/1/54)       (3/1/93)        (7/26/99)       (12/14/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          6.02%   1.04%   5.82%   0.82%   5.82%   4.82%   5.96%   2.52%
------------------------------------------------------------------------------
1 year           10.51    5.28    9.91    4.91    9.91    8.91   10.36    6.75
------------------------------------------------------------------------------
5 years          31.05   24.85   26.49   24.61   26.28   26.28   29.81   25.58
Annual average    5.56    4.54    4.81    4.50    4.78    4.78    5.36    4.66
------------------------------------------------------------------------------
10 years        101.98   92.36   87.32   87.32   87.63   87.63   97.01   90.73
Annual average    7.28    6.76    6.48    6.48    6.49    6.49    7.02    6.67
------------------------------------------------------------------------------
Annual average
(life of fund)    8.31    8.20    7.28    7.28    7.50    7.50    7.83    7.75
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/01

                               Lehman Brothers
                                  Aggregate             Consumer
                                 Bond Index           price index
------------------------------------------------------------------------------
6 months                           6.22%                 1.67%
------------------------------------------------------------------------------
1 year                            12.39                  3.21
------------------------------------------------------------------------------
5 years                           43.64                 13.19
Annual average                     7.51                  2.51
------------------------------------------------------------------------------
10 years                         112.33                 30.77
Annual average                     7.82                  2.72
------------------------------------------------------------------------------
Annual average
(life of fund)                       --*                 4.14
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1, 5, and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The Lehman Brothers Aggregate Bond Index was introduced on 12/31/75.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/01

                          Class A      Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions (number)       6            6            6            6
------------------------------------------------------------------------------
Income                    $0.233       $0.209       $0.210       $0.227
------------------------------------------------------------------------------
Capital gains                 --           --           --           --
------------------------------------------------------------------------------
  Total                   $0.233       $0.209       $0.210       $0.227
------------------------------------------------------------------------------
Share value:            NAV     POP      NAV          NAV      NAV     POP
------------------------------------------------------------------------------
10/31/00               $6.29   $6.60    $6.25        $6.27    $6.25   $6.46
------------------------------------------------------------------------------
4/30/01                 6.43    6.75     6.40         6.42     6.39    6.60
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate 1 5.60%   5.33%    4.88%        4.86%    5.45%   5.27%
------------------------------------------------------------------------------
Current 30-day SEC
yield 2                 5.93    5.65     5.16         5.16     5.69    5.51
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (11/1/54)       (3/1/93)        (7/26/99)       (12/14/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          6.26%   1.14%   5.89%   0.89%   5.89%   4.89%   6.20%   2.77%
------------------------------------------------------------------------------
1 year            9.53    4.28    8.76    3.76    8.60    7.59    9.38    5.86
------------------------------------------------------------------------------
5 years          30.67   24.39   25.93   24.06   25.83   25.83   29.44   25.26
Annual average    5.50    4.46    4.72    4.41    4.70    4.70    5.30    4.61
------------------------------------------------------------------------------
10 years        105.12   95.33   90.12   90.12   90.03   90.03  100.12   93.70
Annual average    7.45    6.92    6.64    6.64    6.63    6.63    7.18    6.83
------------------------------------------------------------------------------
Annual average
(life of fund)    8.33    8.22    7.30    7.30    7.52    7.52    7.85    7.77
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

The Lehman Brothers Aggregate Bond Index* is composed of securities from Lehman Brothers Government Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Credit Suisse First Boston (CSFB) High Yield Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

Lehman Brothers Corporate Bond Index* is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

Lehman Brothers Long Term Treasury Bond Index* is composed of all bonds covered by the Lehman Brothers U.S. Treasury Index with maturities of 10 or more years.

Lehman Brothers Mortgage-Backed Securities Index* is an unmanaged list of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2001 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (65.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (49.9%)
-------------------------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Corporation
$         1,426,070 7 1/2s, December 1, 2029                                                          $   1,457,072
            224,050 6s, March 1, 2029                                                                       216,793
          1,152,647 Federal National Mortgage Association Graduated Payment
                    Mortgages 8s, December 1, 2008                                                        1,198,822
                    Federal National Mortgage Association
                    Pass-Through Certificates
            129,570 11s, with due dates from August 1, 2013
                    to October 1, 2015                                                                      145,653
        238,601,386 8s, with due dates from June 1, 2024 to March 1, 2031                               246,845,289
         19,600,000 8s, TBA, May 1, 2031                                                                 20,261,500
          1,147,899 7 1/2s, with due dates from November 1, 2027
                    to May 1, 2030                                                                        1,173,636
        195,501,000 7 1/2s, TBA, May 1, 2031                                                            199,471,625
         34,539,000 7 1/4s, May 15, 2030                                                                 37,679,977
         52,204,454 7s, with due dates from January 1, 2013 to March 1, 2030                             52,674,508
            255,000 6 5/8s, November 15, 2010                                                               265,639
         14,456,290 6 1/2s, with due dates from September 1, 2010
                    to January 1, 2031                                                                   14,334,763
        406,799,299 6s, with due dates from May 1, 2016 to April 1, 2031                                395,124,123
        145,304,000 6s, TBA, May 1, 2031                                                                140,173,316
          1,833,427 5 1/2s, August 15, 2014                                                               1,781,852
                    Government National Mortgage Association
                    Pass-Through Certificates
            151,165 11s, with due dates from January 15, 2010 to July 15, 2013                              167,172
         11,437,216 9 1/2s, November 15, 2028                                                            12,378,614
            131,333 9s, with due dates from September 15, 2008
                    to May 15, 2009                                                                         139,664
         11,239,489 8 1/2s, with due dates from October 15, 2017
                    to November 15, 2017                                                                 11,946,227
        107,242,076 8s, with due dates from January 15, 2022 to March 15, 2030                          111,261,551
         11,648,920 7 1/2s, with due dates from August 15, 2029
                    to October 20, 2030                                                                  11,931,197
         54,994,146 7s, with due dates from January 15, 2023
                    to December 15, 2028                                                                 55,735,397
         29,501,598 6 1/2s, with due dates from September 15, 2024
                    to November 15, 2028                                                                 29,403,272
                                                                                                      -------------
                                                                                                      1,345,767,662

U.S. Treasury Obligations (15.2%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
         62,350,000 6 1/8s, August 15, 2029 (SEG)                                                        64,269,133
         66,895,000 5 1/4s, February 15, 2029                                                            60,885,153
                    U.S. Treasury Notes
         68,320,000 7s, July 15, 2006                                                                    74,479,731
            400,000 5s, February 15, 2011                                                                   389,876
        206,975,000 4 1/4s, March 31, 2003                                                              206,683,165
          8,477,000 U.S. Treasury Interest Strip 6 3/4s, May 15, 2026                                     1,876,045
                                                                                                     --------------
                                                                                                        408,583,103
                                                                                                     --------------
                    Total U.S. Government and Agency Obligations
                    (cost $1,754,728,133)                                                            $1,754,350,765

CORPORATE BONDS AND NOTES (29.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Aerospace and Defense (0.6%)
-------------------------------------------------------------------------------------------------------------------
$         8,665,000 Boeing Co. deb. 6 5/8s, 2038                                                     $    8,225,598
          3,600,000 Lockheed Martin Corp. bonds 8 1/2s, 2029                                              3,999,600
          3,460,000 Sequa Corp. sr. notes 9s, 2009                                                        3,511,900
                                                                                                     --------------
                                                                                                         15,737,098

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,923,966 Continental Airlines, Inc. pass-through certificates
                    Ser. 974C, 6.8s, 2009                                                                 1,921,427
          7,547,967 Continental Airlines, Inc. pass-through certificates
                    Ser. 981C, 6.541s, 2009                                                               7,486,602
            430,000 Northwest Airlines, Inc. company guaranty 8.7s, 2007                                    414,559
          3,640,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                 3,622,128
            900,000 Northwest Airlines, Inc. company guaranty 7 7/8s, 2008                                  846,261
                                                                                                      -------------
                                                                                                         14,290,977

Automotive (1.1%)
-------------------------------------------------------------------------------------------------------------------
          7,245,000 DaimlerChrysler Corp. company guaranty 8 1/2s, 2031                                   7,410,548
         11,505,000 Ford Motor Co. bonds 6 5/8s, 2028                                                    10,116,692
          5,955,000 Ford Motor Co. notes 7.45s, 2031                                                      5,793,977
          1,340,000 Lear Corp. sub. notes 9 1/2s, 2006                                                    1,358,760
          4,465,000 Visteon Corp. sr. notes 8 1/4s, 2010                                                  4,674,891
                                                                                                      -------------
                                                                                                         29,354,868

Banking (6.0%)
-------------------------------------------------------------------------------------------------------------------
         20,850,000 Bank of America Corp. sub. notes 7.4s, 2011                                          21,704,225
          8,055,000 Bank One Corp. sub notes 7 7/8s, 2010                                                 8,605,450
         10,685,000 Bank United Corp. Ser. A, 8s, 2009                                                   11,266,157
         16,885,000 Citicorp sub. notes 6 3/8s, 2008                                                     16,681,367
          7,470,000 Colonial Bank sub. notes 8s, 2009                                                     7,138,481
          5,525,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                5,276,872
          7,285,000 First Citizens Bank Capital Trust I company guaranty
                    8.05s, 2028                                                                           6,047,133
         13,404,000 First Union Capital II company guaranty Ser. A, 7.95s, 2029                          13,239,533
          2,025,000 Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                                    2,060,519
          9,975,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                9,709,266
          8,170,000 Imperial Bank sub. notes 8 1/2s, 2009                                                 8,871,979
          4,020,000 National City Corp. sub. notes 7.2s, 2005                                             4,177,624
          6,215,000 NB Capital Trust IV company guaranty 8 1/4s, 2027                                     6,207,915
         18,995,000 Peoples Bank-Bridgeport sub. notes 7.2s, 2006                                        18,125,409
          5,570,000 Riggs Capital Trust company guaranty Ser. A, 8 5/8s, 2026                             3,797,491
          9,215,000 Royal Bank of Scotland Group PLC bonds Ser. 2, 8.817s, 2049
                    (United Kingdom)                                                                      9,875,347
          8,635,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       9,282,625
            160,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                          136,470
                                                                                                      -------------
                                                                                                        162,203,863

Beverage (0.3%)
-------------------------------------------------------------------------------------------------------------------
          7,665,000 Pepsi Bottling Group, Inc. (The) sr. notes Ser. B, 7s, 2029                           7,608,279

Broadcasting (--%)
-------------------------------------------------------------------------------------------------------------------
            590,000 Allbritton Communications Co. sr. sub. notes
                    Ser. B, 8 7/8s, 2008                                                                    595,900
            118,400 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           130,832
                                                                                                      -------------
                                                                                                            726,732

Cable Television (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,185,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                  1,066,500
            755,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                            705,925
          1,100,000 CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                        1,215,500
          3,958,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                         4,294,430
          1,080,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (9 1/4s, 4/15/04), 2009 (United Kingdom) (STP)                                   572,400
                                                                                                      -------------
                                                                                                          7,854,755

Chemicals (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,370,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                 2,447,025
            360,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              371,700
          4,920,000 Rohm & Haas Co. notes 7.4s, 2009                                                      5,154,733
                                                                                                      -------------
                                                                                                          7,973,458

Computers (0.3%)
-------------------------------------------------------------------------------------------------------------------
          7,150,000 IBM Corp. deb. 7 1/8s, 2096                                                           6,650,358

Conglomerates (1.0%)
-------------------------------------------------------------------------------------------------------------------
         11,810,000 Tyco International, Ltd. company guaranty 6 3/8s, 2005                               11,838,108
         15,130,000 Tyco International, Ltd. company guaranty 6 1/4s, 2003                               15,296,733
                                                                                                      -------------
                                                                                                         27,134,841

Consumer Finance (0.9%)
-------------------------------------------------------------------------------------------------------------------
          2,600,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                  2,444,000
          3,000,000 Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)                          480,000
            370,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                           61,050
          1,480,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                          251,600
          4,220,000 Ford Motor Credit Corp. bonds 7 3/8s, 2011                                            4,331,830
          7,920,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                            8,115,624
          1,600,000 Ford Motor Credit Corp. notes 6.55s, 2002                                             1,627,184
          1,550,000 Ford Motor Credit Corp. sr. notes 5.8s, 2009                                          1,446,383
          5,985,000 Household Finance Corp. notes 6 1/2s, 2008                                            5,921,080
             10,000 Household Finance Corp. sr. unsub. 5 7/8s, 2009                                           9,501
                                                                                                      -------------
                                                                                                         24,688,252

Containers (--%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               164,000

Electric Utilities (1.8%)
-------------------------------------------------------------------------------------------------------------------
          5,760,000 Arizona Public Service Co. sr. notes 6 3/4s, 2006                                     5,781,715
          9,240,000 CILCORP, Inc. sr. notes 8.7s, 2009                                                    9,757,466
          5,975,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                       5,765,875
          6,905,000 DPL, Inc. sr. notes 8 1/4s, 2007                                                      7,068,441
          5,144,000 Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                             5,264,164
            176,975 Northeast Utilities System notes Ser. A, 8.58s, 2006                                    182,720
          1,879,307 Northeast Utilities System notes Ser. B, 8.38s, 2005                                  1,957,900
         13,401,000 TXU Electrical Capital company guaranty 8.175s, 2037                                 12,683,778
                                                                                                      -------------
                                                                                                         48,462,059

Electrical Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
          3,090,000 Avista Corp. 144A sr. notes 9 3/4s, 2008                                              3,060,552

Energy (0.4%)
-------------------------------------------------------------------------------------------------------------------
          2,790,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 2,957,400
          9,200,000 Transocean Sedco Forex Inc. 144A notes 6 5/8s, 2011                                   9,051,144
                                                                                                      -------------
                                                                                                         12,008,544

Entertainment (0.2%)
-------------------------------------------------------------------------------------------------------------------
            100,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008
                    (In default) (NON)                                                                        4,000
          6,855,000 Walt Disney Co. med. term notes 5.62s, 2008                                           6,407,094
                                                                                                      -------------
                                                                                                          6,411,094

Financial (4.4%)
-------------------------------------------------------------------------------------------------------------------
         11,995,000 AFLAC, Inc. sr. notes 6 1/2s, 2009                                                   11,730,270
          5,395,000 American General Institute 144A company guaranty
                    8 1/8s, 2046                                                                          5,710,392
          4,265,000 Associates First Capital Corp. deb. 6.95s, 2018                                       4,193,092
          5,285,000 Associates First Capital Corp. sub. deb. 8.15s, 2009                                  5,756,422
         12,825,000 Conseco Financing Trust II company guaranty 8.7s, 2026                                8,464,500
          7,255,000 Goldman Sachs Group, Inc (The) notes Ser. B, 7.35s, 2009                              7,481,501
         11,310,000 Green Tree Financial notes Ser. A, 6 1/2s, 2002                                      10,252,063
          9,070,000 Liberty Mutual Insurance 144A notes 7.697s, 2097                                      6,803,498
          4,425,000 Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                           2,877,401
          9,830,000 Nisource Finance Corp. company guaranty 7 7/8s, 2010                                 10,376,941
         13,975,000 Principal Financial Group 144A notes 7.95s, 2004 (Australia)                         14,534,000
          9,140,000 Salomon, Inc. sr. notes 7.2s, 2004                                                    9,500,664
          1,620,000 Salomon, Inc. sr. notes 6 3/4s, 2003                                                  1,662,120
         12,166,000 Sun Life Canada Capital Trust 144A company guaranty
                    8.526s, 2049                                                                         11,213,767
         12,315,000 TIG Capital Trust I 144A bonds 8.597s, 2027                                           7,430,255
                                                                                                      -------------
                                                                                                        117,986,886

Gaming & Lottery (0.5%)
-------------------------------------------------------------------------------------------------------------------
          3,155,000 International Game Technology sr. notes 8 3/8s, 2009                                  3,249,650
          1,590,000 International Game Technology sr. notes 7 7/8s, 2004                                  1,605,900
          1,375,000 Mohegan Tribal Gaming sr. notes 8 1/8s, 2006                                          1,409,375
          2,160,000 Mohegan Tribal Gaming sr. sub. notes 8 3/4s, 2009                                     2,224,800
          5,400,000 Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007                            5,643,000
                                                                                                      -------------
                                                                                                         14,132,725

Health Care (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,430,000 HCA-The Healthcare Co. deb. 7.19s, 2015                                               1,301,300
             25,000 HCA-The Healthcare Co. med. term notes 8.85s, 2007                                       26,375
          2,880,000 HCA-The Healthcare Co. med. term notes 8.7s, 2010                                     3,052,800
             70,000 HCA-The Healthcare Co. notes 7 1/4s, 2008                                                68,600
          6,985,000 Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                    7,316,788
                                                                                                      -------------
                                                                                                         11,765,863

Homebuilding (0.2%)
-------------------------------------------------------------------------------------------------------------------
          4,135,000 D.R. Horton, Inc. company guaranty 8s, 2009                                           4,031,625
          1,660,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                     1,813,550
                                                                                                      -------------
                                                                                                          5,845,175

Investment Banking/Brokerage (0.5%)
-------------------------------------------------------------------------------------------------------------------
         13,000,000 Morgan Stanley, Dean Witter & Co. sr. notes 6 3/4s, 2011                             12,886,510

Lodging/Tourism (1.1%)
-------------------------------------------------------------------------------------------------------------------
         12,852,819 Blackstone Hotel Acquisition Co. sr. mtge. loan 6.919s, 2003
                    (acquired 5/17/98, cost $20,699,310) (RES)                                           18,210,716
         10,325,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                           10,066,875
                                                                                                      -------------
                                                                                                         28,277,591

Manufacturing (0.5%)
-------------------------------------------------------------------------------------------------------------------
         13,210,000 Norsk Hydro ASA notes 6.36s, 2009 (Norway)                                           12,906,566

Media (0.5%)
-------------------------------------------------------------------------------------------------------------------
         13,625,000 AOL Time Warner, Inc. bonds 7 5/8s, 2031                                             13,426,075

Medical Services (--%)
-------------------------------------------------------------------------------------------------------------------
            585,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                           4,388
            600,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                           4,500
          1,275,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                          11,462
            550,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007
                    (In default) (NON) (STP)                                                                  4,945
            120,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                           4,800
                                                                                                      -------------
                                                                                                             30,095

Metals (0.2%)
-------------------------------------------------------------------------------------------------------------------
          6,535,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          6,208,250
            171,400 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                      61,704
                                                                                                      -------------
                                                                                                          6,269,954

Natural Gas Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
          7,940,000 Osprey Trust 144A sec. notes 8.31s, 2003                                              8,236,638

Oil & Gas (1.9%)
-------------------------------------------------------------------------------------------------------------------
          4,240,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                            4,526,200
         17,795,000 Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                         17,600,679
          1,010,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                              1,071,984
            840,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                872,844
          9,100,000 Phillips Petroleum Co. notes 8 3/4s, 2010                                            10,395,021
          1,330,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           1,469,650
          2,532,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                              2,506,680
            750,000 Seagull Energy sr. sub. notes 8 5/8s, 2005                                              770,753
          7,240,000 Union Oil Company of California company guaranty
                    7 1/2s, 2029                                                                          7,297,992
          3,530,000 Union Pacific Resources Group, Inc. notes 7.3s, 2009                                  3,662,234
                                                                                                      -------------
                                                                                                         50,174,037

Paper & Forest Products (0.8%)
-------------------------------------------------------------------------------------------------------------------
         16,195,000 Abitibi-Consolidated, Inc. deb. 8 1/2s, 2029                                         15,835,957
          5,375,000 Georgia Pacific Corp. bonds 7 3/4s, 2029                                              4,436,149
          1,199,000 Norampac, Inc. sr. notes 9 1/2s, 2008 (Canada)                                        1,234,970
                                                                                                      -------------
                                                                                                         21,507,076

Pharmaceuticals (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,625,000 ICN Pharmaceuticals, Inc. sr. notes Ser. B, 9 1/4s, 2005                              1,645,313
          2,800,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                 2,856,000
                                                                                                      -------------
                                                                                                          4,501,313

Power Producers (0.1%)
-------------------------------------------------------------------------------------------------------------------
            700,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    706,657
          1,660,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                  1,607,371
            250,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                     291,578
                239 Midland Funding I Corp. deb. Ser. C-94, 10.33s, 2002                                        245
          1,169,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                              1,204,070
                                                                                                      -------------
                                                                                                          3,809,921

Railroads (0.3%)
-------------------------------------------------------------------------------------------------------------------
          8,420,000 Burlington Northern Santa Fe Corp. notes 7 1/8s, 2010                                 8,501,253

Real Estate (0.2%)
-------------------------------------------------------------------------------------------------------------------
          6,050,000 EOP Operating LP notes 6 3/8s, 2002                                                   6,083,336

Regional Bells (0.5%)
-------------------------------------------------------------------------------------------------------------------
         11,940,000 Verizon Global Funding Corp. 144A notes 7 1/4s, 2010                                 12,363,512

Retail (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,320,000 K mart Corp. deb. 7.95s, 2023                                                         1,029,600
            660,000 K mart Corp. med. term notes Ser. D, 7.55s, 2004                                        613,648
          6,889,000 K mart Corp. notes 8 3/8s, 2004                                                       6,820,110
            680,000 K mart Corp. notes 8 1/8s, 2006                                                         669,800
          1,000,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               830,000
          2,760,000 Southland Corp. sr. sub. deb. 5s, 2003                                                2,506,991
                                                                                                      -------------
                                                                                                         12,470,149

Shipping (--%)
-------------------------------------------------------------------------------------------------------------------
          1,470,564 Pegasus Shipping company guaranty Ser. A, 11 7/8s, 2004
                    (In default)(NON)                                                                       586,387

Software (--%)
-------------------------------------------------------------------------------------------------------------------
            390,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         39

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
          2,970,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                       2,814,075
          1,030,000 Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                     957,900
                                                                                                      -------------
                                                                                                          3,771,975

Telecommunications (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,360,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               204,000
            210,000 Flag Ltd., 144A sr. notes 8 1/4s, 2008 (Bermuda)                                        192,150
          4,320,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008
                    (Bermuda)                                                                             4,082,400
          1,786,000 Global Crossing Holdings, Ltd. 144A sr. notes 8.7s, 2007
                    (Bermuda)                                                                             1,634,190
          5,510,000 Qwest Capital Funding Inc. 144A notes 7 1/4s, 2011                                    5,531,875
          7,955,000 Sprint Capital Corp. company guaranty 7 5/8s, 2011                                    7,921,669
             10,000 Sprint Capital Corp. company guaranty 6 1/8s, 2008                                        9,174
          9,405,000 Sprint Capital Corp. company guaranty 5 7/8s, 2004                                    9,175,800
                                                                                                      -------------
                                                                                                         28,751,258

Telephone (--%)
-------------------------------------------------------------------------------------------------------------------
          4,160,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                            260,000

Textiles (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,280,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                         1,158,400
            320,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           96,000
                                                                                                      -------------
                                                                                                          1,254,400

Tobacco (0.4%)
-------------------------------------------------------------------------------------------------------------------
          6,198,000 Philip Morris Cos., Inc. notes 7 1/4s, 2003                                           6,373,465
          4,530,000 Philip Morris Cos., Inc. notes 7 1/8s, 2004                                           4,674,915
                                                                                                      -------------
                                                                                                         11,048,380

Waste Management (0.5%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                            107,800
         11,810,000 Allied Waste Industries, Inc. deb. 7.4s, 2035                                         9,448,000
          4,250,000 Waste Management, Inc. notes 6 5/8s, 2002                                             4,264,408
                                                                                                      -------------
                                                                                                         13,820,208

Water Utilities (0.2%)
-------------------------------------------------------------------------------------------------------------------
          5,820,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                          5,892,750
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $813,984,240)                               $ 790,889,802

COLLATERALIZED MORTGAGE OBLIGATIONS (14.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         3,750,000 Chase Commercial Mortgage Securities Corp. Ser. 00-1,
                    Class E, 8.42s, 2010                                                              $   3,960,987
                    Commercial Mortgage Asset Trust
         14,194,944 Ser. 99-C1, Class A3, 6.64s, 2010                                                    14,392,897
        137,388,637 Ser. 99-C1, Class X, Interest Only (IO), 1.17s, 2020                                  8,280,885
          8,905,000 Ser. 98-A12, Class A14, 8s, 2028                                                      9,261,200
          6,994,010 Ser. 98-3, Class A5, 6 3/4s, 2028                                                     6,886,914
          9,610,000 Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                    Class A8, 6 1/2s, 2024                                                                9,378,880
                    Criimi Mae Commercial Mortgage Trust 144A
         21,055,000 Ser. 98-C1, Class A2, 7s, 2011                                                       20,137,002
         10,100,000 Ser. 98-C1, Class B, 7s, 2011                                                         8,742,560
                    CS First Boston Mortgage Securities Corp.
          5,640,000 Ser. 99-C1, Class A2, 7.29s, 2009                                                     5,905,255
          4,540,000 Ser. 99-C1, Class E, 7.923s, 2009                                                     4,729,404
         23,355,500 Ser. 00-C1, Class A2, 7.545s, 2010                                                   24,939,295
                    Fannie Mae Strip
              6,457 Ser. 92-15, Class L, IO, 8s, 2022                                                       177,218
          7,562,223 Ser. 217, Class 2, IO, 8s, 2023                                                       1,495,902
          1,482,514 Ser. 251, Class 2, IO, 8s, 2023                                                         344,685
          2,765,348 Ser. 176, Class 2, IO, 8s, 2022                                                         547,020
         31,050,000 Ser. 01-T4, Class A1, 7 1/2s, 2028                                                   32,010,609
         22,757,997 Ser. 97-91, Class FB, IO, 7 1/2s, 2023                                                2,361,356
         13,530,000 FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
                    7.77s, 2027                                                                          13,894,038
          7,681,000 First Union National Bank Commercial Mortgage Ser. 00-C1,
                    Class E, 8.499s, 2010                                                                 8,080,652
                    Freddie Mac
            419,000 Ser. 2028, Class SG, IO, 10.114s, 2023                                                  181,377
         51,400,009 Ser. 2191, Class MS, IO, 3.378s, 2027                                                 2,747,106
          3,066,098 Ser. 180, PO, zero %, 2026                                                            2,465,334
          1,310,717 G-Force FRB Ser. 01-1, Class A, 6.13s, 2033                                           1,310,717
          7,870,000 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                    6 3/4s, 2028                                                                          7,826,794
                    General Growth Properties-Homart 144A
          2,162,000 FRB Ser. 99-C1, Class F, 8.07s, 2003                                                  2,162,000
          1,825,000 FRB Ser. 99-C1, Class G, 8.07s, 2003                                                  1,825,000
          9,611,000 General Growth Properties-Ivanhoe FRB Ser. 99-C1,
                    Class F, 7.73s, 2004                                                                  9,611,000
                    GMAC Commercial Mortgage Securities, Inc.
          9,305,000 Ser. 98-C2, Class D, 6 1/2s, 2010                                                     8,863,012
         23,985,000 Ser. 99-C1, Class A, 6.175s, 2033                                                    23,702,052
                    Government National Mortgage Association
         92,517,276 Ser. 98-2, Class SA, IO, 3.478s, 2028                                                 7,517,029
          1,170,701 Ser. 99-46, Class SQ, IO, 3.428s, 2027                                                   67,315
          5,591,565 Ser. 99-43, Class SJ, IO, 2.978s, 2029                                                  363,670
          3,782,134 Ser. 99-31, Class MP, PO, zero %, 2029                                                3,176,993
         16,668,838 Ser. 98-2, Class EA, PO, zero %, 2028                                                13,303,816
                    GS Mortgage Securities Corp. II
          9,400,000 Ser. 98-C1, Class A2, 6.62s, 2030                                                     9,520,805
          8,200,000 Ser. 01-LIB, Class A2, 6.615s, 2016                                                   8,152,914
          2,783,049 Headlands Mortgage Securities, Inc. Ser. 98-1, Class X2,
                    IO, 6 1/2s, 2028                                                                        319,093
                    Housing Securities, Inc.
            484,748 Ser. 91-B, Class B6, 9s, 2006                                                           482,021
          2,000,373 Ser. 93-F, Class F9M2, 7s, 2023                                                       1,967,045
            334,367 Ser. 94-1, Class AB1, 6 1/2s, 2009                                                      305,779
                    LB Commercial Conduit Mortgage Trust
          5,118,000 Ser. 99-C2, Class B, 7.425s, 2009                                                     5,317,669
          6,100,000 Ser. 99-C2, Class A2, 7.325s, 2009                                                    6,400,574
          7,652,000 Ser. 99-C1, Class D, 7.02s, 2009                                                      7,497,829
                    Merrill Lynch Mortgage Investors, Inc.
          4,805,000 Ser. 96-C2, Class E, 6.96s, 2028                                                      4,426,847
         11,901,431 Ser. 96-C2, IO, 1.659s, 2028                                                            797,768
         76,849,788 Ser. 98-C2, IO, 1.55s, 2030                                                           4,949,126
                    Morgan Stanley Dean Witter Capital I
          2,300,000 Ser. 00-LIF, Class B, 7.781s, 2010                                                    2,443,750
          5,900,000 Ser. 00-LIF2, Class A2, 7.2s, 2010                                                    6,140,840
         25,775,000 PNC Mortgage Acceptance Corp. Ser. 01-C1, Class A2,
                    6.36s, 2011                                                                          25,388,375
          1,197,084 Prudential Home Mortgage Securities Ser. 92-25, Class B3,
                    8s, 2022                                                                              1,220,278
                    Prudential Home Mortgage Securities 144A
            463,445 Ser. 94-31, Class B3, 8s, 2009                                                          473,800
            296,856 Ser. 94-31, Class B4, 8s, 2009                                                          293,006
          7,580,000 Residential Funding Mortgage Sec. I Ser. 98-S13, Class A21,
                    6 3/4s, 2028                                                                          7,532,625
         14,505,000 Salomon Brothers Mortgage Securities VII Ser. 00-C3,
                    Class A2, 6.592s, 2010                                                               14,554,861
          2,562,279 Sears Mortgage Securities Ser. 93-7, Class T7, 7s, 2007                               2,586,698
         28,074,516 Structured Asset Security Corp. Ser. 98-RF3, IO, 6.1s, 2028                           5,232,388
         15,756,966 TIAA Retail Commercial Mortgage Trust Ser. 1999-1,
                    Class A, 7.17s, 2032                                                                 16,445,545
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations
                    (cost $382,727,770)                                                               $ 393,099,610

ASSET-BACKED SECURITIES (1.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         4,705,000 Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028                      $   5,036,985
          3,425,000 Conseco Finance Securitization Corp. Ser. 00-4, Class A6,
                    8.31s, 2032                                                                           3,621,938
         14,340,000 Conseco Finance Securitization Corp. Ser. 00-5, Class A6,
                    7.96s, 2032                                                                          14,873,269
          7,607,077 First Plus 144A Ser. 98-A, Class A, 8 1/2s, 2023                                      5,458,078
          2,157,559 Ford Credit Auto Owner Trust Ser. 00-C3, Class A3,
                    7.13s, 2002                                                                           2,174,409
         65,269,316 Lehman Manufactured Housing Ser. 98-1, Class IO,
                    0.8197s, 2028                                                                         1,631,733
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $35,490,772)                                  $  32,796,412

FOREIGN GOVERNMENT BONDS AND NOTES (0.8%) (a) (cost $20,881,569)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
CAD      20,975,000 Quebec (Province of) sr. unsub. 5 3/4s, 2009 (Canada)                             $  20,330,648

PREFERRED STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             10,309 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                             $      10,309
             37,561 CGA Group, Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                          939,026
              2,855 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                     154,170
             17,322 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                    1,870,776
              2,490 Fresenius Medical Capital Trust II company guaranty pfd.
                    8.75%, 2008 (Germany)                                                                 2,415,300
                  1 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                        9,500
                                                                                                      -------------
                    Total Preferred Stocks (cost $5,403,096)                                          $   5,399,081

CONVERTIBLE BONDS AND NOTES (--%) (a) (cost $773,900)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         1,000,000 Micron Technology, Inc. cv. notes 6 1/2s, 2005                                    $     850,000

COMMON STOCKS (--%) (a) (NON)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                150 AmeriKing, Inc.                                                                   $         150
              3,544 Fitzgeralds Gaming Corp.                                                                     35
                441 PSF Holdings LLC Class A                                                                715,829
                                                                                                      -------------
                    Total Common Stocks (cost $1,536,007)                                             $     716,014

CONVERTIBLE PREFERRED STOCKS (--%) (a) (cost $169,600)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                129 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                   $       9,669

WARRANTS (--%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                       DATE                 VALUE
-------------------------------------------------------------------------------------------------------------------
                  4 Anker Coal Group, Inc. 144A                                           10/28/09   $            1
             24,000 CGA Group, Ltd. 144A                                                  2/11/07               240
                315 McCaw International, Ltd.                                             4/15/07             6,300
              1,285 Raintree Resort 144A                                                  12/1/04                13
                390 Telehub Communications Corp. 144A                                     7/31/05                 4
                835 UIH Australia/Pacific, Inc. 144A                                      5/15/06               835
                                                                                                     --------------
                    Total Warrants (cost $198,836)                                                   $        7,393

SHORT-TERM INVESTMENTS (6.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        15,000,000 Falcon Asset Securitization Corp. for an effective yield
                    of 5.00%, May 7, 2001                                                            $   14,987,500
         25,000,000 Morgan Stanley Dean Witter & Co. for an effective yield
                    of 4.88%, May 17, 2001                                                               24,945,705
         20,000,000 Asset Securitization Coop. for an effective yield of 4.88%,
                    May 11, 2001                                                                         19,972,889
         26,085,000 Corporate Asset Funding for an effective yield of 4.85%,
                    May 15, 2001                                                                         26,035,801
         37,159,000 BMW U.S. Capital Corp. for an effective yield of 4.68%,
                    May 1, 2001                                                                          37,154,169
         59,473,000 Interest in $650,000,000 joint tri-party repurchase agreement dated April 30, 2001 with S.B.C Warburg, Inc. due
                    May 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $59,480,649 for an effective
                    yield of 4.63%                                                                       59,473,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $182,569,137)                                 $  182,569,064
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,198,463,060) (b)                                      $3,181,018,458
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,694,988,411.

  (b) The aggregate identified cost on a tax basis is $3,199,732,827, resulting in gross unrealized appreciation and depreciation of $43,029,538 and $61,743,907, respectively, or net unrealized depreciation of $18,714,369.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2001 was $18,210,716 or 0.7% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April
      30, 2001.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) are the current interest rates shown at April 30, 2001, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 2001 (Unaudited)
                          Market     Aggregate Face   Delivery     Unrealized
                          Value           Value        Date       Appreciation
------------------------------------------------------------------------------
British Pound          $18,087,483     $18,382,901   6/20/2001        $295,418
------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2001 (Unaudited)
                                                                   Unrealized
                                     Aggregate Face  Expiration   Appreciation/
                       Total Value        Value         Date     (Depreciation)
------------------------------------------------------------------------------
U.S. Treasury Note
5yr (Long)            $210,853,154    $210,664,758     June-01      $  188,396
U.S. Treasury Note
2yr (Long)             126,588,000     126,167,118     June-01         420,882
U.S. Treasury Bond
(Short)                 44,407,188      46,379,638     June-01       1,972,450
U.S. Treasury Note
10yr (Long)             29,577,657      30,042,989     June-01        (465,332)
------------------------------------------------------------------------------
                                                                    $2,116,396
------------------------------------------------------------------------------
TBA Sales Commitments at April 30, 2001 (Unaudited)
(Proceeds receivable $453,292,547)
                                         Principal   Settlement       Market
Agency                                    Amount        Date          Value
------------------------------------------------------------------------------
FNMA, 8s, May 2031                    $221,130,000     5/14/01    $228,593,138
FNMA, 6s, May 2031                     177,182,000     5/14/01     170,925,704
FNMA, 6s, May 2016                      50,388,000     5/17/01      49,962,725
FNMA, 7 1/2s, May
2031                                     2,395,000     5/14/01       2,443,642
------------------------------------------------------------------------------
                                                                  $451,925,209
------------------------------------------------------------------------------
Swap Contracts Outstanding at April 30, 2001 (Unaudited)
                                                                   Unrealized
                                        Notional    Termination   Appreciation/
                                         Amount        Date      (Depreciation)
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services
dated April 12,
2001 to pay
semiannually the
notional amount
multiplied by
6.367% and
receive quarterly
the notional
amount multiplied
by USD Three
Month LIBOR.                         $29,218,000    05/15/30        $1,149,580

Agreement with
Morgan Stanley
dated September
28, 2000 to pay
semiannually the
notional
multiplied by
6.94% and receive
quarterly the
notional amount
multiplied by USD
Three Month
LIBOR.                                28,000,000     10/2/10        (1,747,767)

Agreement with
Lehman Brothers
Special Financing
dated October 31,
2000 to receive
monthly the
notional amount
multiplied by the
return of Lehman
US Credit Index
and pay the
notional amount
multiplied by USD
One Month LIBOR
adjusted by a
specified spread.                     16,115,699    05/01/01           134,637
------------------------------------------------------------------------------
                                                                     $(463,550)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $3,198,463,060) (Note 1)    $3,181,018,458
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            29,739,686
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               15,365,495
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      493,543,126
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                                 295,418
-----------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                           1,284,217
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,721,246,400

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                     24,972,394
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                   300,609
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    536,390,136
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            5,784,914
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,336,401
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              653,544
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           122,362
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              9,288
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  977,845
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                              1,747,767
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $453,292,547) (Note 1)         451,925,209
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   37,520
-----------------------------------------------------------------------------------------------
Total liabilities                                                                 1,026,257,989
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,694,988,411

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,008,493,126
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (2,530,867)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                             (296,844,143)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                        (14,129,705)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $2,694,988,411

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,090,815,676 divided by 169,556,748 shares)                                            $6.43
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $6.43)*                                    $6.75
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($401,322,600 divided by 62,729,406 shares)**                                             $6.40
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($18,033,354 divided by 2,809,941 shares)**                                               $6.42
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($978,517,814 divided by 153,130,424 shares)                                              $6.39
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $6.39)*                                    $6.60
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($206,298,967 divided by 31,954,319 shares)                                               $6.46
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Period ended April 30, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                       $ 93,854,277
-------------------------------------------------------------------------------------------
Dividends                                                                           531,674
-------------------------------------------------------------------------------------------
Total investment income                                                          94,385,951

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  6,689,954
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,151,291
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    15,853
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     14,114
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,249,499
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,904,155
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                69,275
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             2,509,066
-------------------------------------------------------------------------------------------
Other                                                                               459,389
-------------------------------------------------------------------------------------------
Total expenses                                                                   15,062,596
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (264,067)
-------------------------------------------------------------------------------------------
Net expenses                                                                     14,798,529
-------------------------------------------------------------------------------------------
Net investment income                                                            79,587,422
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (21,808,351)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (3,385,189)
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                          36,986
-------------------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                                     (4,859,583)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                             295,427
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments,
futures contracts, TBA sale commitments and
swap contracts during the period                                                100,887,676
-------------------------------------------------------------------------------------------
Net gain on investments                                                          71,166,966
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $150,754,388
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                 ---------------------------------
                                                                            2001*            2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   79,587,422   $  197,815,385
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                         (30,016,137)    (116,301,707)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                      101,183,103       29,958,425
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  150,754,388      111,472,103
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (36,346,376)     (66,755,585)
--------------------------------------------------------------------------------------------------
   Class B                                                            (12,584,360)     (24,000,494)
--------------------------------------------------------------------------------------------------
   Class C                                                               (446,415)        (339,786)
--------------------------------------------------------------------------------------------------
   Class M                                                            (36,285,812)     (86,532,277)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (7,160,901)     (15,019,596)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)           45,797,603     (827,254,775)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               103,728,127     (908,430,410)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 2,591,260,284    3,499,690,694
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
and undistributed net investment income of $2,530,867
and $10,705,575, respectively)                                     $2,694,988,411   $2,591,260,284
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.29        $6.44        $6.87        $7.14        $7.02        $7.07
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .20 (c)      .43 (c)      .40 (c)      .48 (c)      .45          .45
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .17         (.16)        (.40)        (.28)         .15         (.04)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .37          .27           --          .20          .60          .41
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.42)        (.40)        (.40)        (.44)        (.46)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.02)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --         (.04)        (.04)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)        (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.23)        (.42)        (.43)        (.47)        (.48)        (.46)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.43        $6.29        $6.44        $6.87        $7.14        $7.02
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  6.02*        4.39         (.09)        2.78         8.88         6.08
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,090,816     $946,755   $1,160,121   $1,426,583   $1,296,600   $1,037,718
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .48*         .95          .96         1.02         1.17         1.17
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               3.13*        6.86         5.95         6.69         6.39         6.50
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                350.77*      207.35       209.02       257.12       265.71       213.46
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
Per-share                           April 30
operating performance              (Unaudited)                        Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.25        $6.41        $6.83        $7.11        $6.99        $7.04
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .18 (c)      .38 (c)      .35 (c)      .42 (c)      .39          .40
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .18         (.17)        (.39)        (.28)         .16         (.04)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .36          .21         (.04)         .14          .55          .36
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.21)        (.37)        (.35)        (.36)        (.39)        (.41)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.02)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --         (.04)        (.04)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)        (.02)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.21)        (.37)        (.38)        (.42)        (.43)        (.41)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.40        $6.25        $6.41        $6.83        $7.11        $6.99
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.82*        3.46         (.69)        1.92         8.15         5.32
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $401,323     $373,336     $458,766     $494,703     $403,704     $340,775
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .86*        1.70         1.71         1.77         1.92         1.92
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.76*        6.11         5.20         5.92         5.64         5.76
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                350.77*      207.35       209.02       257.12       265.71       213.46
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                 For the period
Per-share                            April 30    Year ended  July 26, 1999+
operating performance              (Unaudited)   October 31  to October 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.27        $6.43        $6.54
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (c)                .17          .39          .10
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .19         (.17)        (.11)
---------------------------------------------------------------------------
Total from
investment operations                    .36          .22         (.01)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.21)        (.38)        (.10)
---------------------------------------------------------------------------
In excess of net
investment income                         --           --           --(d)
---------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --
---------------------------------------------------------------------------
From return of capital                    --           --           --(d)
---------------------------------------------------------------------------
Total distributions                     (.21)        (.38)        (.10)
---------------------------------------------------------------------------
Net asset value,
end of period                          $6.42        $6.27        $6.43
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.82*        3.53         (.13)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $18,033      $10,363       $1,869
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .86*        1.70          .46*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.71*        6.17         1.36*
---------------------------------------------------------------------------
Portfolio turnover (%)                350.77*      207.35       209.02
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.25        $6.41        $6.84        $7.11        $6.99        $7.04
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .19 (c)      .42 (c)      .38 (c)      .47 (c)      .43          .44
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .18         (.17)        (.40)        (.28)         .16         (.04)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .37          .25         (.02)         .19          .59          .40
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.41)        (.38)        (.39)        (.43)        (.45)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.02)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --         (.04)        (.04)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)        (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.23)        (.41)        (.41)        (.46)        (.47)        (.45)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.39        $6.25        $6.41        $6.84        $7.11        $6.99
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.96*        4.05         (.26)        2.58         8.74         5.92
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $978,518   $1,066,539   $1,623,061   $1,188,620     $368,297      $18,937
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .61*        1.20         1.21         1.27         1.42         1.42
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               3.02*        6.61         5.68         6.53         5.76         6.28
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                350.77*      207.35       209.02       257.12       265.71       213.46
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.31        $6.46        $6.88        $7.15        $7.02        $7.07
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .20 (c)      .45 (c)      .41 (c)      .50 (c)      .47          .47
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .19         (.17)        (.39)        (.28)         .16         (.04)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .39          .28          .02          .22          .63          .43
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.24)        (.43)        (.41)        (.42)        (.46)        (.48)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.02)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --         (.04)        (.04)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)        (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.24)        (.43)        (.44)        (.49)        (.50)        (.48)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.46        $6.31        $6.46        $6.88        $7.15        $7.02
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  6.26*        4.58          .27         3.02         9.23         6.31
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $206,299     $194,267     $255,873     $246,405     $170,902     $133,516
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .36*         .70          .71          .77          .92          .92
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               3.26*        7.11         6.19         6.92         6.64         6.76
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                350.77*      207.35       209.02       257.12       265.71       213.46
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with what Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes to be prudent risk. The fund invests in a portfolio of debt securities, both government and corporate obligations, and may invest in preferred stocks and dividend-paying common stocks.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Equity swap contracts The fund may engage in swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets the fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

I) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

J) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

L) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2001, the fund had no borrowings against the line of credit.

M) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2000, the fund had a capital loss carryover of approximately $265,939,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $ 21,203,000    October 31, 2006
   120,511,000    October 31, 2007
   124,225,000    October 31, 2008

N) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At April 30, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended April 30, 2001, the fund's expenses were reduced by $264,067 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,565 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended April 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $198,257 and $267,060 from the sale of class A and class M shares, respectively, and received $377,047 and $3,266 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 2001, Putnam Retail Management, acting as underwriter received $12,694 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,479,939,780 and $1,550,927,627, respectively. Purchases and sales of U.S. government obligations aggregated $7,007,834,059 and $7,009,574,391, respectively.

Note 4
Capital shares

At April 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 44,627,118       $ 286,581,436
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,667,580          29,758,330
---------------------------------------------------------------------------
                                            49,294,698         316,339,766

Shares
repurchased                                (30,318,338)       (194,300,247)
---------------------------------------------------------------------------
Net increase                                18,976,360       $ 122,039,519
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 51,576,520       $ 325,967,523
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,474,450          53,362,107
---------------------------------------------------------------------------
                                            60,050,970         379,329,630
Shares
repurchased                                (89,546,490)       (566,339,624)
---------------------------------------------------------------------------
Net decrease                               (29,495,520)      $(187,009,994)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,745,450        $100,847,573
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,534,159           9,729,356
---------------------------------------------------------------------------
                                            17,279,609         110,576,929

Shares
repurchased                                (14,255,062)        (90,905,070)
---------------------------------------------------------------------------
Net increase                                 3,024,547        $ 19,671,859
---------------------------------------------------------------------------

                                              Year ended October 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,716,366       $  98,726,856
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,854,577          18,013,577
---------------------------------------------------------------------------
                                            18,570,943         116,740,433

Shares
repurchased                                (30,448,386)       (191,443,181)
---------------------------------------------------------------------------
Net decrease                               (11,877,443)      $ (74,702,748)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,877,207         $12,055,495
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   60,826             387,363
---------------------------------------------------------------------------
                                             1,938,033          12,442,858

Shares
repurchased                                   (780,696)         (5,007,253)
---------------------------------------------------------------------------
Net increase                                 1,157,337         $ 7,435,605
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,915,793         $12,055,510
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   47,952             300,675
---------------------------------------------------------------------------
                                             1,963,745          12,356,185

Shares
repurchased                                   (601,691)         (3,797,163)
---------------------------------------------------------------------------
Net increase                                 1,362,054         $ 8,559,022
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,653,687       $ 125,479,812
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  184,074           1,165,522
---------------------------------------------------------------------------
                                            19,837,761         126,645,334

Shares
repurchased                                (37,403,196)       (237,711,818)
---------------------------------------------------------------------------
Net decrease                               (17,565,435)      $(111,066,484)
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,971,872       $  62,739,850
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  346,696           2,170,813
---------------------------------------------------------------------------
                                            10,318,568          64,910,663

Shares
repurchased                                (92,925,457)       (583,232,213)
---------------------------------------------------------------------------
Net decrease                               (82,606,889)      $(518,321,550)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,405,636        $ 92,866,750
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,119,550           7,160,901
---------------------------------------------------------------------------
                                            15,525,186         100,027,651

Shares
repurchased                                (14,358,335)        (92,310,547)
---------------------------------------------------------------------------
Net increase                                 1,166,851        $  7,717,104
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 17,506,886       $ 110,923,703
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,377,229          15,019,596
---------------------------------------------------------------------------
                                            19,884,115         125,943,299

Shares
repurchased                                (28,715,389)       (181,722,804)
---------------------------------------------------------------------------
Net decrease                                (8,831,274)      $ (55,779,505)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not at this time quantified the impact, if any, resulting form the adoption of this principle on the financial statements.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581


*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

James M. Prusko
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA035-72176  004/312/510/514  6/01



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Income Fund
Supplement to semiannual Report dated 4/30/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 4/30/01

                                                      NAV
6 months                                              6.26%
1year                                                11.04
5 year                                               32.94
Annual average                                        5.86
10 years                                            105.70
Annual average                                        7.48
Life of fund (since class A inception, 11/1/54)
Annual average                                        8.35

Share value:                                          NAV
10/31/00                                             $6.31
4/30/01                                              $6.46
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     6       $0.239           --            $0.239
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.